Trade and other receivables (Tables)	12 Months Ended
Jun. 30, 2026
Trade and other receivables
Schedule of trade and other receivables
	06.30.2026	06.30.2025
Trade, leases and services receivable (*)	473,816	522,633
Less: allowance for doubtful accounts	(8,627)	(8,483)
Total trade receivables	465,189	514,150
Prepayments	129,464	117,317
Borrowings, deposits and others	70,987	71,533
Guarantee deposits	115	124
Tax receivables	77,917	59,250
Others	16,157	63,720
Total other receivables	294,640	311,944
Total trade and other receivables	759,829	826,094

Non-current	153,977	234,680
Current	605,852	591,414
Total	759,829	826,094

Schedule of allowance for doubtful accounts
	06.30.2026	06.30.2025
Beginning of the year	8,483	7,967
Additions (i)	4,760	2,496
Recovery (i)	(208)	(309)
Currency translation adjustment	684	848
Business combination incorporation	223	-
Used during the year	(3,085)	(305)
Inflation adjustment	(2,230)	(2,214)
End of the year	8,627	8,483

Schedule of aging analysis of past due unimpaired and impaired receivables
	Expired
	Up to 3 months	From 3 to 6 months	Over 6 months	Not past due	Allowance	Total	% of representation
Leases and services	76,037	4,864	14,719	136,881	7,542	240,043	50.7%
Sale of properties and developments	88	-	-	166,793	-	166,881	35.2%
Agricultural products	-	-	-	65,807	1,085	66,892	14.1%
Total as of 06.30.2026	76,125	4,864	14,719	369,481	8,627	473,816	100.0%

	Expired
	Up to 3 months	From 3 to 6 months	Over 6 months	Not past due	Allowance	Total	% of representation
Leases and services	57,602	2,963	16,872	127,583	7,272	212,292	40.6%
Sale of properties and developments	-	-	-	229,802	-	229,802	44.0%
Agricultural products	-	-	-	79,328	1,211	80,539	15.4%
Total as of 06.30.2025	57,602	2,963	16,872	436,713	8,483	522,633	100.0%